Equity	12 Months Ended
Dec. 31, 2020
Equity
Equity

18.  Equity

As of December 31, 2020, the total number of the Company’s authorized shares was 1,165,976,677; represented by common registered shares, issued and with no par value, fully subscribed and paid, comprised as follows:

	Shares
	Fixed	Variable
	Class I	Class II	Total shares
Series A shares (1)	10,478	1,077,914,326	1,077,924,804
Series B shares (1)	13,702	88,038,171	88,051,873
	24,180	1,165,952,497	1,165,976,677
Treasury shares (Note 17)	—	(19,020,202)	(19,020,202)	(1)
	24,180	1,146,932,295	1,146,956,475

(1)The number of forfeited shares as of December 31, 2020 were 327,217, which are include in treasury shares.

On December 11, 2020,  Controladora Vuela Compañía de Aviación, S.A.B. de C.V announced the closing of an upsized primary follow-on equity offering in which the Company offered 134,000,000 of its Ordinary Participation Certificates (Certificados de Participación Ordinarios), or CPOs, in the form of American Depositary Shares, or ADSs, at a price to the public of USD11.25 per ADS in the United States and other countries outside of Mexico, pursuant to the Company’s shelf registration statement filed with the Securities and Exchange Commission (the “SEC”). In connection with the offering, the underwriters exercised their option to purchase up to 20,100,000 additional CPOs in the form of ADSs. Each ADS represents 10 CPOs and each CPO represents a financial interest in one Series A share of common stock of the Company. The Company currently intends to use the net proceeds of approximately USD164,419,000 (after the deduction of the underwriters´ commission and expenses payable by the Company) from the offering for general corporate purposes. The increase in capital stock amounts of Ps.3,272,832.

As of December 31, 2019, the total number of the Company’s authorized shares was 1,011,876,677; represented by common registered shares, issued and with no par value, fully subscribed and paid, comprised as follows:

	Shares
	Fixed	Variable
	Class I	Class II	Total shares
Series A shares (1)	10,478	923,814,326	923,824,804
Series B shares (1)	13,702	88,038,171	88,051,873
	24,180	1,011,852,497	1,011,876,677
Treasury shares (Note 17)	—	(15,136,057)	(15,136,057)	(1)
	24,180	996,716,440	996,740,620

(1)The number of forfeited shares as of December 31, 2019 were 294,541, which are include in treasury shares.

All shares representing the Company’s capital stock, either Series A shares or Series B shares, grant the holders the same economic rights and there are no preferences and/or restrictions attaching to any class of shares on the distribution of dividends and the repayment of capital. Holders of the Company’s Series A common stock and Series B common stock are entitled to dividends when, and if, declared by a shareholders’ resolution. The Company’s revolving line of credit with Santander and Bancomext limits the Company’s ability to declare and pay dividends in the event that the Company fails to comply with the payment terms thereunder. Only Series A shares from the Company are listed.

During the years ended December 31, 2020 and 2019, the Company did not declare any dividends.

a)  Earnings (loss) per share

Basic earnings (loss) per share (“EPS or LPS”) amounts are calculated by dividing the net income (loss) for the year attributable to ordinary equity holders of the parent by the weighted average number of ordinary shares outstanding during the year.

Diluted EPS or LPS amounts are calculated by dividing the profit (loss) attributable to ordinary equity holders of the parent (after adjusting for interest on the convertible preference shares, if any), by the weighted average number of ordinary shares outstanding during the year plus the weighted average number of ordinary shares that would be issued on conversion of all the dilutive potential ordinary shares into ordinary shares (to the extent that their effect is dilutive).

The following table shows the calculations of the basic and diluted earnings (loss) income per share for the years ended December 31, 2020, 2019 and 2018.

	At December 31,
					2018
	2020		2019		(Adjusted)
Net (loss) income for the period	Ps.	(4,293,791)	Ps.	2,639,063	Ps.	(942,882)
Weighted average number of shares outstanding (in thousands):
Basic		1,021,561		1,011,877		1,011,877
Diluted		1,021,561		1,011,877		1,011,877
EPS - LPS:
Basic		(4.203)		2.608		(0.932)
Diluted		(4.203)		2.608		(0.932)

There have been no other transactions involving ordinary shares or potential ordinary shares between the reporting date and the date of authorization of these financial statements.

b)  In accordance with the Mexican Corporations Act, the Company is required to allocate at least 5% of the net income of each year to increase the legal reserve. This practice must be continued until the legal reserve reaches 20% of capital stock. As of December 31, 2020, 2019 and 2018, the Company’s legal reserve was Ps.291,178 or 8.5%,  9.8% and 9.8% respectively of our capital stock.  For the years ended December 31, 2020, 2019 and 2018, we did not allocate any amount to our legal reserve fund.

At an ordinary general shareholders’ meeting held on April 19, 2017 the shareholders approved to increase legal reserve in the amount of Ps.252,928. As of December 31, 2020, 2019 and 2018 the Company’s legal reserve has not reached the 20% of its capital stock.

c)  Any distribution of earnings in excess of the net tax profit account (Cuenta de utilidad fiscal neta or “CUFIN”) balance will be subject to corporate income tax, payable by the Company, at the enacted income tax rate at that time. A 10% withholding tax is imposed on dividends distributions to individuals and foreign shareholders from earnings generated starting January 1, 2014.

d)  Shareholders may contribute certain amounts for future increases in capital stock, either in the fixed or variable capital. Said contributions will be kept in a special account until the shareholders meeting authorizes an increase in the capital stock of the Company, at which time each shareholder will have a preferential right to subscribe and pay the increase with the contributions previously made. As it is not strictly regulated in Mexican law, the shareholders meeting may agree to return the contributions to the shareholders or even set a term in which the increase in the capital stock has to be authorized.